Other revenues (Tables)	12 Months Ended
Dec. 31, 2013
Revenues [Abstract]
Other revenues	Related party other revenues comprise the following items:

(In US$ millions)	2013	2012	2011
Related party other revenues	5.8	19.1	—
Total	5.8	19.1	—